Share-based payments (Details - Textuals) - Stock Incentive Plan 2022 - Restricted Stock Units (RSUs)	3 Months Ended	9 Months Ended
	Sep. 30, 2022 USD ($) shares	Sep. 30, 2022 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation award, other than option equity instruments, quantity of securities issued prior to the grant-date		100,000
Share-based compensation award, other than option equity instruments, cost of securities issued prior to the grant-date | $	$ 281,667	$ 385,000
Share-based compensation award, other than option equity instruments, vested and non-vested	987,700	987,700
Share-based compensation award, other than option equity instruments, vested		140,000
Share-based compensation award, other than option equity instruments, non-vested	120,000	120,000
Share-based compensation award, other than option equity instruments, accelerated vesting		727,700
Maximum
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation award vesting period		5 years
Minimum
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation award vesting period		2 years